TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account D

Supplement Dated September 14, 2012

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2012)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity

Separate Account D

Supplement Dated September 14, 2012

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2012)

This supplement updates the Prospectus for Merrill Lynch Investor Choice Annuity® (IRA Series) issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.

Effective on or about September 24, 2012 the following subaccount name changes will occur:

Current Subaccount Name	New Subaccount Name
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Effective on or about November 1, 2012 the following subaccount name change will occur:

Current Subaccount Name	New Subaccount Name
AllianceBernstein Small/Mid Cap Value Fund	AllianceBernstein Discovery Value Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice Annuity® dated May 1, 2012